Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)		1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Predecessor	Predecessor	Successor	Predecessor
Cash Flows From Operating Activities:
Net loss		$ (75,018)	$ (3,543,950)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation Options		56,333	287,461
Amortization of debt discount
Gain on forgiveness of PPP Loan
Change in fair value of derivative liability					$ (607,001)		$ (228,100)
Depreciation of fixed assets		532	2,600		9,869
Non-cash rent expense		4,443	22,047
Deferred tax liability		(745,050)	(1,047,051)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		36,606	(701,004)
Security deposit
Vendor deposits		125,645
Accounts payable		(2,076,863)	355,441
Operating lease liability		(4,786)	(24,249)
Accrued expenses and other current liabilities		(715,730)	59,253
Net Cash Used In Operating Activities		(3,393,888)	(4,589,452)
Cash Flows From Financing Activities:
Proceeds from issuance of preferred stock in private placement
Issuance costs associated with preferred stock issuance			(34,674)
Proceeds from issuance of convertible notes payable
Net Cash Provided By Financing Activities			(34,674)
Net (Decrease) Increase in Cash and Restricted Cash		(3,393,888)	(4,624,126)
Cash - Beginning of Period		9,296,087	5,902,199
Cash - End of Period	$ 5,902,199	5,902,199	1,278,073		$ 9,296,087	$ 5,902,199
Non-cash investing and financing activities:
Reclassification of formerly redeemable common stock			331,331
Issuance of common stock pursuant to vendor agreements			395,200
Gain on forgiveness of PPP Loan
Conversion of convertible notes payable and accrued interest into preferred stock
Conversion of convertible notes payable and accrued interest into common stock
Recognition of ROU asset and lease liability upon adoption of ASC 842
Accounts payable for deferred offering costs		240,691
Predecessor [Member]
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]				Predecessor	Predecessor		Predecessor
Cash Flows From Operating Activities:
Net loss				$ (3,748,495)	$ (14,047,607)		$ (8,084,161)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation Options				1,941,746	3,524,801		4,141,736
Amortization of debt discount				32,184	39,492		317,833
Gain on forgiveness of PPP Loan							(213,481)
Change in fair value of derivative liability				212,100	607,001		(228,100)
Depreciation of fixed assets				2,600	9,868		10,400
Non-cash rent expense				20,580	79,918
Deferred tax liability
Changes in operating assets and liabilities:
Prepaid expenses and other current assets				(420,363)	73,675		(318,761)
Security deposit							11,665
Vendor deposits				60,000	255,627		10,000
Accounts payable				1,234,577	6,617,064		(311,862)
Operating lease liability				(22,027)	(86,100)
Accrued expenses and other current liabilities				313,148	1,431,620		(411,358)
Net Cash Used In Operating Activities				(373,950)	(1,494,641)		(5,076,089)
Cash Flows From Financing Activities:
Proceeds from issuance of preferred stock in private placement				419,319	1,964,524
Issuance costs associated with preferred stock issuance				(26,019)	(99,140)
Proceeds from issuance of convertible notes payable							5,230,000
Net Cash Provided By Financing Activities				393,300	1,865,384		5,230,000
Net (Decrease) Increase in Cash and Restricted Cash				19,350	370,743		153,911
Cash - Beginning of Period		$ 699,324		328,581	328,581	$ 328,581	174,670
Cash - End of Period				347,931	699,324		328,581
Non-cash investing and financing activities:
Reclassification of formerly redeemable common stock
Issuance of common stock pursuant to vendor agreements
Gain on forgiveness of PPP Loan							231,481
Conversion of convertible notes payable and accrued interest into preferred stock					5,658,888
Conversion of convertible notes payable and accrued interest into common stock					5,838,209
Recognition of ROU asset and lease liability upon adoption of ASC 842				$ 182,732	182,732
Accounts payable for deferred offering costs					$ 667,224		$ 25,000